Consolidated statements of cash flows kr in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 DKK (kr)
Consolidated statements of cash flows
Net result for the year		kr (571,541)	kr 581,278	[1]	kr (274,413)	[1]
Adjustments for non-cash items		9,207	101,930	[1]	24,534	[1]
Change in working capital		10,873	12,785	[1]	(11,304)	[1]
Deferred revenue		139,890	0	[1]	0	[1]
Financial income received		5,413	4,263	[1]	2,048	[1]
Financial expenses paid		(3,390)	(16,705)	[1]	(25,111)	[1]
Sale of future royalties and milestones		0	(1,105,471)	[1]	0	[1]
Income tax receipt		93	5,500	[1]	5,500	[1]
Income tax paid		0	(45,000)	[1]	0	[1]
Cash (outflow)/inflow from operating activities		(409,455)	(461,420)	[1]	(278,746)	[1]
Transfer to restricted cash related to royalty bond		0	0	[1]	(60,675)	[1]
Transfer from restricted cash related to royalty bond		0	6,124	[1]	365,795	[1]
Transfer from restricted cash for royalty bond, interest		0	0	[1]	7,725	[1]
Sale of future royalties and milestones		0	1,275,802	[1]	0	[1]
Royalty expenses related to sale of future royalties and milestones		0	(170,331)	[1]	0	[1]
Change in deposit		(6,250)	(33)	[1]	(39)	[1]
Purchase of other investments		(22,803)	0	[1]	(9,312)	[1]
Purchase of marketable securities		0	(299,849)	[1]	(75,037)	[1]
Sale of securities		0	74,230	[1]	0	[1]
Purchase of property, plant and equipment		(21,036)	(4,038)	[1]	(7,226)	[1]
Purchase of intangible assets		(2,480)	0	[1]	0	[1]
Sale of fixed assets		25	0	[1]	120	[1]
Dividends on securities		878	1,020	[1]	0	[1]
Cash (outflow)/inflow from investing activities		(51,666)	882,925	[1]	221,351	[1]
Proceeds from issuance of shares related to exercise of warrants		52,468	2,884	[1]	6,790	[1]
Proceeds from issuance of shares (2017: IPO)		645,145	0	[1]	567,076	[1]
Costs related to issuance of shares (2017: IPO)		(14,444)	(22)	[1]	(59,576)	[1]
Leasing installments		(8,689)	0	[1]	0	[1]
Repayment of royalty bond		0	(158,311)	[1]	(176,360)	[1]
Cash (outflow)/inflow from financing activities		674,480	(155,449)	[1]	337,930	[1]
Increase/(Decrease) in cash and cash equivalents		213,359	266,056	[1]	280,535	[1]
Cash and cash equivalents at the beginning of the year	[1]	860,635	588,718		323,330
Exchange rate adjustments		7,066	5,861	[1]	(15,147)	[1]
Cash and cash equivalents at the end of the year		kr 1,081,060	kr 860,635	[1]	kr 588,718	[1]

[1]	See note 1 to the consolidated financial statements.